Financial assets and liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,410	$ 1,402
Prepaid insurance and subscriptions	2,791	1,967
Other	3,343	2,318
Prepayments	$ 7,544	$ 5,687